As filed with the Securities and Exchange Commission on February 28, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21631

RMK Advantage Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Charles D. Maxwell

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Jennifer R. Gonzalez, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2008

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The following is a copy of the schedule of investments of RMK Advantage Income Fund, Inc. (the “Fund”):

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 10.3% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”) - 2.9%
$3,000,000	CBC Insurance Revenue Securitization LLC 2002-A C, 8.880% 2/15/23 †#	$2,686,050
3,000,000	Diversified Asset Securitization Holdings III 1A A3L, 5.436% 7/5/36 †#	1,230,000
3,824,090	MKP CBO I Ltd. 4A CS 2.000% 7/12/40 †#	707,457

		4,623,507

	Collateralized Debt Obligations (“CDO”) - 3.9%
3,000,000	CDO Repack SPC Ltd. 2006-BRGA, 7.800% 12/5/51 #	210,000
1,904,039	E-Trade CDO I 2004-1A, 2.000% 1/10/40 #	318,926
2,897,637	IMAC CDO Ltd. 2007-2A E, 9.680% 10/20/50 †#	101,417
1,000,000	Kodiak CDO 2007-2A E, 8.125 11/7/42 † #	150,000
4,925,031	Lancer Funding Ltd. 2007-2A A3, 12.243% 7/15/47 †#	49,250
3,951,033	Libertas Preferred Funding Ltd. 2007-3A 7, 12.993% 4/9/47 †#	395,103
3,000,000	Linker Finance PLC 16A E, 8.465% 5/19/45 †#	510,000
1,967,002	Millstone III-A CDO Ltd., 4.300% 7/5/46 #	78,680
2,980,785	Newbury Street CDO Ltd. 2007-1A D, Zero Coupon Bond 3/4/53 †#	59,616
6,000,000	Palmer Square 2A CN, 12.662% 11/2/45 †#	840,000
2,000,000	Pasa Funding Ltd. 2007-1A D, 9.243% 4/7/52 #	375,000
1,923,503	Sharps CDO 2006-1A D, 7.500% 5/8/46 †#	153,880
1,000,000	Squared CDO Ltd. 2007-1A C, 10.040% 5/11/57 †#	50,000
6,000,000	Taberna Preferred Funding Ltd. 2006-6A, Zero Coupon Bond 12/5/36 †#	1,140,000
3,742,193	Taberna Preferred Funding Ltd. 2006-7A C1, 1.000% 2/5/37 †#	767,150
2,975,292	Tahoma CDO Ltd. 2006-1A D, 8.616% 6/18/47 †#	44,629
1,000,000	Tahoma CDO Ltd. 2007-2A D, 9.491% 9/15/47 †#	20,000
4,446,459	Witherspoon CDO Funding Ltd. 2004-1A, 7.500% 9/15/39 #	978,221

		6,241,872

	Home Equity Loans (Non-High Loan-To-Value) - 1.7%
340,712	Fremont Home Loan Trust 2004-4 M7, 6.585% 3/25/35	62,313
1,710,000	Irwin Home Equity Corp. 2005-C 2M3, 6.365% 4/25/30 #	855,000
1,040,000	Terwin Mortgage Trust 2006-2HGS A2, 4.500% 3/25/37 †	831,296
26,421,227	United Capital Markets, Inc. 2003-A, 2.300% 11/8/27 interest-only strips †#	1,056,849

		2,805,458

	Manufactured Housing Loans - 1.8%
3,283,586	Mid-State Trust 2005-1 B, 7.758% 1/15/40	2,970,894

Total Asset-Backed Securities - Investment Grade (cost $67,189,398)		16,641,731

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 15.9% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”) - 0.1%
2,329,301	Helios Series I Multi-Asset CBO, Ltd. IA C, 7.706% 12/13/36 †#	122,288
	Collateralized Debt Obligations (“CDO”) - 7.4%
2,000,000	801 Grand CDO 2006-1 LLC, 10.926% 9/20/16 †#	1,655,000
2,000,000	Aardvark Asset-Backed Securities CDO 2007-1A, Zero Coupon Bond 7/6/47 #	70,000
4,000,000	Acacia CDO, Ltd. 10A, 4.570% 9/7/46 †#	190,000
4,000,000	Aladdin CDO I Ltd. 2006-3A, 9.926% 10/31/13 †#	1,250,000
365,000	Attentus CDO Ltd. 2006-2A E2, 8.395% 10/9/41 #	62,963
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.243% 10/9/41 †#	190,000
910,000	Attentus CDO Ltd. 2006-2A F2, 10.295% 10/9/41 #	40,950
3,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 †#	225,000
2,975,602	Broderick CDO Ltd. 2007-3A D, Zero Coupon Bond 12/6/50 †#	298
1,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47 #	15,000
5,000,000	Dillon Read CDO Ltd. 2006-1A, 13.000% 12/5/46 †#	2,000,000
3,000,000	Diversified Asset Securitization Holdings II 1A B1, 9.712% 9/15/35 †#	195,000
2,000,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 19.957% 7/13/47 †#	60,000
2,000,000	IXIS ABS 1 Ltd., 8.120% 12/12/46 †#	80,000
13,000,000	Kenmore Street Synthetic CDO 2006-1A, 9.926% 4/30/14 †#	2,567,500
972,743	Knollwood CDO Ltd. 2006-2A E, 11.243% 7/13/46 †#	19,455
2,000,000	Knollwood CDO Ltd. 2006-2A SN, 22.683% 7/13/46 #	10,000
3,000,000	Kodiak CDO 2006-1A G, Zero Coupon Bond 8/7/37 †#	285,000
4,000,000	Kodiak CDO 2006-1A, Zero Coupon Bond 8/7/37 †#	330,000
2,903,720	Lexington Capital Funding Ltd. 2007-3A F, 8.753% 4/10/47 †#	174,223

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
1,961,789	Norma CDO Ltd. 2007-1A E, 9.541% 3/11/49 †#	88,280
2,000,000	Trapeza CDO I LLC 2006-10A, 5.824% 6/6/41 #	370,000
1,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 †#	455,000
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.204% 10/10/41 #	460,000
2,000,000	Trapeza CDO I LLC 2006-11A, 13.600% 10/10/41 #	230,000
2,500,000	Tricadia CDO Ltd. 2006-5A, 15.000% 6/19/46 †#	106,250
2,100,000	Tropic CDO V, 8.540% 7/15/36 †#	829,500

		11,959,419

	Equipment Leases - 4.6%
7,594,200	Aerco Limited 1X C1, Zero Coupon Bond 7/15/23 #	189,855
7,123,632	Aerco Limited 2A B2, Zero Coupon Bond 7/15/25 †#	1,674,053
7,247,186	Aerco Limited 2A C2, Zero Coupon Bond 7/15/25 †#	434,831
717,857	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31 #	272,785
1,526,378	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09 #	610,551
5,318,813	DVI Receivables Corp. 2002-1 A3A, 5.588% 6/11/10 #	1,595,644
2,741,094	Guggenheim Equipment Trust 2007-1A, 11.193% 7/15/31 †#	1,765,538
3,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.517% 3/25/29 †#	900,000

		7,443,257

	Home Equity Loans (Non-High Loan-To-Value) - 3.7%
1,000,000	ACE Securities Corp. 2004-HE1 M5, 6.815% 3/25/34 #	170,000
2,766,184	ACE Securities Corp. 2004-HE3 M11, 8.365% 11/25/34 #	567,068
2,681,000	Bear Stearns Asset-Backed Securities, Inc. 2004-HE9 M7B, 8.865% 11/25/34 #	1,144,787
7,038,000	Equifirst Mortgage Loan Trust 2004-3 B2, 8.283% 12/25/34 †#	2,955,960
4,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 †#	24,000
2,000,000	Soundview Home Equity Loan Trust 2005-A B1, 7.865% 4/25/35 †#	182,600
1,693,446	Structured Asset Securities Corp. 2006-ARS1 A1, 4.975% 2/25/36 †	604,303
1,456,233	Terwin Mortgage Trust 2005-11SL B7, Zero Coupon Bond 11/25/36 †#	43,687
3,262,911	Terwin Mortgage Trust 2005-3SL B6, 2.500% 3/25/35 interest-only strips #	48,944
1,072,552	Terwin Mortgage Trust 2005-7SL, Zero Coupon Bond 7/25/35 †#	107
4,000,000	Terwin Mortgage Trust 2005-R1, Zero Coupon Bond 12/28/36 †#	78,200
6,000,000	Terwin Mortgage Trust 2006-R3, 0.419% 6/26/37 †#	7,500
2,000,000	Terwin Mortgage Trust 2007-3SL B3, 6.000% 5/25/38 †#	300,000

		6,127,156

	Manufactured Housing Loans - 0.1%
383,600	Bombardier Capital Mortgage Securitization Corp. 2001-A M2, 8.265% 12/15/30 #	116,039

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $114,688,221)		25,768,159

CORPORATE BONDS - INVESTMENT GRADE - 10.2% OF NET ASSETS
	Finance - 1.7%
3,000,000	Catlin Insurance Company Ltd., 7.249% 12/31/49 †	2,742,903
	Insurance - 0.1%
500,000	Security Capital Assurance Ltd., 6.880% 6/17/49 †#	250,000
	Special Purpose Entities - 8.4%
2,000,000	Fixed Income Pass-Through Trust 2007-C JPM Class B, 8.291% 5/15/77 †#	660,000
3,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.404% 7/30/31 †#	2,119,320
2,000,000	Parcs-R 2007-8, 7.365% 1/25/46 †	1,512,800
1,500,000	Preferred Term Securities XXVIII, Ltd., 6.293% 3/22/38 †#	1,305,000
2,991,609	Pyxis Master Trust 2006-7, 9.631% 10/1/37 †#	239,329
8,000,000	Steers Delaware Business Trust 2007-A, 7.243% 6/20/18 †#	7,700,000

		13,536,449

Total Corporate Bonds - Investment Grade (cost $22,153,535)		16,529,352

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 59.2% OF NET ASSETS
	Agriculture - 0.3%
725,000	Eurofresh Inc., 11.500% 1/15/13 †	435,000
	Apparel - 2.2%
3,935,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	3,620,200
	Automotives - 3.6%
2,725,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	2,159,563

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
1,388,000	Dana Corp., 3/15/10 in default ~	1,027,120
4,000,000	Metaldyne Corp., 11.000% 6/15/12	2,580,000

		5,766,683

	Basic Materials - 7.0%
3,500,000	AmeriCast Technologies Inc., 11.000% 12/1/14 †	3,228,750
3,400,000	Key Plastics LLC, 11.750% 3/15/13 †	2,720,000
2,008,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	1,495,960
3,225,000	Momentive Performance Materials Inc., 11.500% 12/1/16 †	2,789,625
1,300,000	Noranda Aluminium Holding Corp., Zero Coupon Bond 11/15/14 †	1,105,000

		11,339,335

	Building & Construction - 1.6%
1,700,000	Dayton Superior Corporation, 13.000% 6/15/09	1,585,250
1,275,000	Ply Gem Industries Inc., 9.000% 2/15/12	988,125

		2,573,375

	Communications - 1.4%
3,475,000	CCH I Holdings LLC, 11.750% 5/15/14	2,197,938
	Consulting Services - 2.1%
3,700,000	MSX International Inc., 12.500% 4/1/12 †	3,441,000
	Entertainment - 1.9%
2,475,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 †	1,806,750
1,825,000	Six Flags Inc., 9.625% 6/1/14	1,345,938

		3,152,688

	Finance - 1.8%
2,725,000	Advanta Capital Trust I, 8.990% 12/17/26	1,934,750
1,000,000	Asure Float, 10.500% 12/31/35 †#	980,000

		2,914,750

	Garden Products - 0.8%
2,235,000	Ames True Temper, 10.000% 7/15/12	1,229,250
	Hotels - 0.6%
1,350,000	Trump Entertainment Resorts Inc., 8.500% 6/1/15	1,027,688
	Industrials - 2.3%
373,492	Home Products Inc., pays-in-kind 3/20/17 #	254,001
1,525,000	Masonite Corporation, 11.000% 4/6/15	1,189,500
2,425,000	Terphane Holding Corp., 12.500% 6/15/09 †	2,231,000

		3,674,501

	Investment Companies - 0.2%
1,250,000	Regional Diversified Funding, Zero Coupon Bond 1/25/36 †#	400,000
	Manufacturing - 6.2%
2,975,000	BGF Industries Inc., 10.250% 1/15/09	2,900,625
3,120,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	2,613,000
4,650,000	MAAX Corp., 6/15/12 in default ~	1,116,000
2,050,000	Propex Fabrics Inc., 10.000% 12/1/12	922,500
2,700,000	Wolverine Tube, Inc., 10.500% 4/1/09	2,565,000

		10,117,125

	Oil & Natural Gas - 1.0%
1,700,000	Seametric International, 11.625% 5/25/12 †#	1,564,000
	Paper Products - 3.2%
3,175,000	Corp Durango SAB de CV, 10.500% 10/5/17 †	2,873,375
2,500,000	Mercer International Inc., 9.250% 2/15/13	2,287,500

		5,160,875

	Real Estate Services - 1.6%
4,150,000	Realogy Corp., 12.375% 4/15/15 †	2,614,500
	Retail - 3.6%
1,507,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,296,020
1,325,000	Rare Restaurant Group LLC/RRG Finance Corp., 9.250% 5/15/14 †	1,225,625
2,550,000	Uno Restaurant Corp., 10.000% 2/15/11 †	1,887,000
2,675,000	VICORP Restaurants, Inc., 10.500% 4/15/11	1,364,250

		5,772,895

	Special Purpose Entities - 13.0%
4,436,523	Duane Park I, Ltd., Zero Coupon Bond 6/27/16 †#	1,685,879
3,000,000	Eirles Two Ltd. 262, 10.378% 8/3/21 #	2,250,000

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
3,500,000	Eirles Two Ltd. 263, 12.878% 8/3/21 #	2,380,000
745,000	Interactive Health LLC, 7.250% 4/1/11 †	521,500
1,675,000	MCBC Holdings Inc., 11.521% 10/15/14 †	1,608,000
4,025,000	PNA Intermediate Holding Corp., 11.869% 2/15/13 †	3,642,625
2,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 †#	980,000
3,000,000	Preferred Term Securities XXI, Ltd., 24.250% 3/22/38 †#	840,000
999,070	Preferred Term Securities XXI-2TR, 9.999% 3/22/38 †#	569,470
4,000,000	Preferred Term Securities XXII, Ltd., 10.000% 9/22/36 †	1,514,000
3,800,000	Preferred Term Securities XXIII, Ltd., 10.000% 12/22/36 †	1,734,700
3,500,000	Preferred Term Securities XXVIII, Ltd., 10.000% 3/22/38 †#	3,255,000
997,523	Pyxis Master Trust, 9.631% 10/1/37 †#	79,802

		21,060,976

	Telecommunications - 3.5%
4,175,000	Primus Telecommunications GP, 8.000% 1/15/14	2,285,813
2,250,000	Securus Technologies Inc., 11.000% 9/1/11	1,957,500
1,700,000	Securus Technologies Inc., 11.000% 9/1/11	1,479,000

		5,722,313

	Tobacco - 1.3%
2,950,000	North Atlantic Trading Co., 9.250% 3/1/12	2,183,000

Total Corporate Bonds - Below Investment Grade or Unrated ($125,113,496)		95,968,092

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 23.2% OF NET ASSETS
	Collateralized Mortgage Obligations - 23.2%
34,662,854	Banc of America Funding Corp. 2007- E 8A5, 0.500% 9/20/47 interest-only strips #	426,700
4,325,430	Countrywide Alternative Loan Trust 2005-56 M4, 5.785% 11/25/35 #	2,076,206
2,262,826	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	2,116,570
29,114,801	Countrywide Alternative Loan Trust 2006-OA21 X, 2.765% 3/20/47 interest only-strips #	1,619,656
38,774,332	Countrywide Alternative Loan Trust 2007-OA8 X 2.000% 6/25/47 interest-only strips #	1,357,102
5,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 6.446% 9/27/35 †#	3,250,000
52,101,923	Harborview Mortgage Loan Trust 2005-16 X4, 0.003% 1/19/36 interest-only strips #	788,823
66,499,825	Harborview Mortgage Loan Trust 2006-5 X1, 1.939% 7/19/47 interest-only strips #	2,650,018
47,755,703	Lehman XS Trust 2007-4N 3AX, 2.931% 3/25/47 interest-only strips #	3,776,999
49,696,211	Residential Accredit Loans Inc. 2006-Q05 XC, 1.347% 5/25/46 interest-only strips #	1,517,225
70,718,099	Residential Accredit Loans Inc. 2006-Q05 XN, 1.759% 5/25/46 interest-only strips #	2,793,365
175,021,298	Residential Accredit Loans Inc. 2007-QH8 P, 0.500% 10/25/37 interest-only strips #	799,847
175,021,297	Residential Accredit Loans Inc. 2007-QH8 X, 0.981% 10/25/37 interest-only strips #	5,996,230
2,394,174	Structured Asset Investment Loan Trust 2004-7A B, Zero Coupon Bond 8/27/34 †#	11,971
99,654,999	Structured Asset Mortgage Investments Inc. 2006-AR1 3X, 1.200% 2/25/36 interest-only strips #	2,628,899
4,000,000	Structured Asset Mortgage Investments Inc. 2006-AR3 1B1, 5.265% 4/25/36	3,262,216
25,467,557	Washington Mutual, Inc. 2006-AR4 2X, 1.212% 5/25/46 interest-only strips #	541,186
90,776,545	Washington Mutual, Inc. 2007-0A3 CX2P, 0.800% 2/25/47 interest-only strips #	1,949,880

Total Mortgage-Backed Securities - Investment Grade ($42,325,483)		37,562,893

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 8.0% OF NET ASSETS
	Collateralized Mortgage Obligations - 8.0%
1,842,000	Countrywide Alternative Loan Trust 2006-OA11 N3, 12.500% 9/25/46 † #	1,022,310
3,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 †#	1,425,000
8,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 †#	3,600,000
1,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 †#	180,000
6,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36 †#	1,046,760
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 †#	260,940
3,945,816	Harborview Mortgage Loan Trust 2006-4 B11, 6.715% 5/19/47 †#	486,282
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 †#	160,000
657,504	Long Beach Mortgage Loan Trust 2001-3 M3, 7.678% 9/25/31 #	36,163
2,000,000	Long Beach Mortgage Loan Trust 2005-2 B2, 7.533% 4/25/35 †#	450,000
4,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.283% 8/25/35 †#	150,000
2,043,150	Park Place Securities Inc. 2005-WCW1 B, 5.000% 9/25/35 †#	51,079
3,000,000	Park Place Securities Inc. 2005-WCW2 M10, 7.365% 7/25/35 #	393,900
2,000,000	Park Place Securities Inc. 2005-WHQ3 M11, 7.365% 6/25/35 #	860,000
1,000,000	Park Place Securities Inc. 2005-WHQ4, 7.365% 9/25/35 †#	192,500

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
5,250,000	Residential Asset Mortgage Products Inc. 2005-RS4 B2, 7.865% 4/25/35 †#	380,625
3,938,000	Residential Asset Mortgage Products Inc. 2005-RS4 B3, 7.865% 4/25/35 †#	102,388
97,336	Sasco Trust 2004-6XS B, 5.000% 3/28/34 †#	96,051
1,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 †#	902,800
2,591,000	Soundview Home Equity Loan Trust 2005-2 B3, 7.865% 7/25/35 †#	1,114,130

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $41,194,089)		12,910,928

MUNICIPAL SECURITIES - 0.1% OF NET ASSETS
16,481	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.000% 6/1/08	15,597
31,045	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.274% 6/1/09	25,760
43,907	Pima County Arizona Health Care Facilities, Revenue Bonds, 6.455% 6/1/10	32,892

Total Municipal Securities (cost $84,805)		74,249

COMMON STOCKS - 8.6% OF NET ASSETS
	Consumer Products - 0.4%
3,200	B&G Foods, Inc.	32,672
14,940	Home Products #~	448
202,200	Insight Health Services Holdings Corp ~	606,600

		639,720

	Communications - 0.3%
22,000	Citizens Communications Company	280,060
10,400	Consolidated Communications Holdings, Inc.	206,960
9,909	TerreStar Corporation ~	71,840

		558,860

	Energy - 1.0%
2,000	Diamond Offshore Drilling, Inc.	284,000
16,300	Legacy Reserves LP	337,410
400	NuStar Energy L.P.	21,320
173,200	Pinnacle Gas Resources, Inc. ~	793,256
3,500	Williams Partners L.P.	137,200

		1,573,186

	Financial - 3.2%
17,300	Apollo Investment Corporation	294,965
15,600	Compass Diversified Trust	232,440
29,800	FSI Realty Trust †~	59,600
298,000	FSI Realty Trust Regulation D †~	596,000
49,896	Grubb & Ellis Company	319,833
24,700	KKR Financial Corp.	347,035
26,000	MFA Mortgage Investments, Inc.	240,500
50,000	Mid Country †#~	850,000
191,400	Muni Funding Co. †~	1,148,400
107,100	Star Asia Financial Ltd. †	990,675
13,800	TICC Capital Corp.	127,374

		5,206,822

	Industrial - 2.1%
24,900	Aircastle Limited	655,617
9,100	Diana Shipping Inc.	286,286
111,695	Intermet Corporation #~	13,403
28,500	OceanFreight Inc.	548,055
61,800	Orion Marine Group ~	927,000
32,600	Paragon Shipping Inc.	593,646
1,200	Port Townsend Paper Corp. ~	480,000

		3,504,007

	Insurance - 0.1%
667	Providence Washington Insurance Companies #~	133
	Technology - 1.4%
342,600	Banctec Inc. †~	2,055,600
28,300	Ness Technologies, Inc. ~	261,209
4,169	Taiwan Semiconductor Manufacturing Company Ltd.	41,523

		2,358,332

RMK ADVANTAGE INCOME FUND, INC.

Portfolio of Investments

December 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value ‡
	Utilities - 0.1%
1,800	Companhia de Saneamento Basico do Estado de São Paulo	84,600

Total Common Stocks (cost $26,234,097)		13,925,660

PREFERRED STOCKS - 3.2% OF NET ASSETS
3,000	Credit Genesis CLO 2005 †#	1,950,000
1,000	Global Leveraged Credit Opportunity Fund †#~	900,000
9	Harborview 2006-8 †#~	1
67,000	Indymac Indx CI-1 Corp. †#~	82,410
2,975	Terrestar Corporation	2,231,250
2,000	WEBS CDO 2006-1 PS †#	20

Total Preferred Stocks (cost $9,987,484)		5,163,681

EURODOLLAR TIME DEPOSITS - 5.4% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated December 31, 2007 3.150% maturing at $8,701,523 on January 2, 2008.	8,700,000

Total Investments - 144.1% of Net Assets (cost $457,670,608)		233,244,745

Other Assets and Liabilities, net - (44.1%) of Net Assets		(71,321,589)

Net Assets		$161,923,156

†	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
‡	See Notes to the Schedule of Investments regarding investment valuations.
~	Non-income producing security.
#	Security valued at fair value.

All of the Fund’s investment securities, other than equity securities, are pledged as collateral under the line of credit.

Notes to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price.

Equity and debt securities issued in private placements are valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities and private placement securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available are valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc.’s (the “Adviser”) Valuation Committee, does not represent market value.

Investments in open-end registered investment companies, if any, are valued at net asset value as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

Investments for which market quotations are not readily available, or if available quotations are not believed to be reflective of market value, are valued at fair value as determined by the Adviser’s Valuation Committee using procedures established by and under the supervision of the Fund’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Among the more specific factors that are considered by the Valuation Committee in determining the fair value of a security are: (1) type of security; (2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) size of the Fund’s holding; (5) for restricted securities, the discount from market value of unrestricted securities of the same class at the time of purchase; (6) the existence of a shelf registration for restricted securities; (7) information as to any transactions or offers with respect to the security; (8) special reports prepared by analysts; (9) the existence of merger proposals, tender offers or similar events affecting the security; (10) the price and extent of public trading in similar securities of the issuer or comparable companies; (11) the fundamental analytical data relating to the investment; (12) the nature and duration of restrictions on disposition of the securities; and (13) evaluation of the forces which influence the market in which these securities are purchased and sold.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Fund’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Fund on Form N-CSR and Form N-Q is accumulated and communicated to the Fund’s management to allow timely decisions regarding required disclosure.

(b)	The Fund’s certifying officers are not aware of any changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal controls over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund):	RMK Advantage Income Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	February 28, 2008

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	February 28, 2008